Stock-Based Compensation (Narrative) (Details)		12 Months Ended
	May 11, 2018 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstading | shares		853,089	762,173	628,636
Shares available for issuance | shares				0
Stock options exercised | shares		6,400	4,400
Cash proceeds from stock options exercised		$ 40,000	$ 20,000
Increase in equity		$ 957,000	$ 742,000
Options granted | shares		111,621	141,268
Average fair value per option		$ 11.23	$ 8.56
Stock-based compensation expense		$ 281,000	1,692,000
Expected term		10 years
Vesting period		4 years
Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstading | shares		234,976
Increase in equity		$ 69,000	36,000
Contributed surplus		$ 29,000	16,000
Options granted | shares		618,113
Stock-based compensation expense		$ 539,000	$ 444,000
Expected term		7 years
Omnibus Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested		12,609
Shares available for issuance | shares	1,308,032		1,002,069
Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares outstanding | shares		202,707	133,184	52,483
Options granted | shares		202,707
Stock-based compensation expense		$ 412,000	$ 267,000
Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested | shares		4,204	4,203
Shares outstanding | shares			191,366	195,569
Stock-based compensation expense		$ 6,000	$ 31,000
Expected term		5 years
Stock Options, RSU's and PSU's [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares available for issuance | shares		474,603
Stock-based compensation expense		$ 957,000	$ 742,000
Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares outstanding | shares		147,171	125,949	106,506
Stock-based compensation expense		$ (676,000)	$ 950,000
Liability of stock-based compensation		730,000	1,406,000
Deferred Share Units - New Issuance (Net Of Cancellations) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense		145,000	165,000
Deferred Share Units - Mark-To-Market Adjustment [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recovery/expense fair value adjustment		$ (821,000)	$ 785,000